Income Taxes - Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
Net operating loss carry forwards	$ 63,776	$ 48,215
Temporary differences due to accrued warranty costs	916	666
Temporary differences due to bonus and vacation accrual		22
Employment turnover		283
Investment in subsidiaries	6,662	3,103
Credits	16	16
Allowance for bad debts	396	335
Fair value adjustment arising from subsidiaries acquisition	657	3,377
Stock compensation	1,021	953
Unrealized gain/(loss) on derivatives	7,733	6,048
Unrealized investment gain/(loss)	6,663	1,031
CFC trade payable	2,153	1,952
Other temporary difference	575	172
Total deferred tax assets	90,568	66,173
Valuation allowance	(89,543)	(65,325)
Total deferred income tax assets	1,025	848
Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	3,863	4,031
Other	168	168
Total deferred income tax liabilities	4,031	4,199
Net deferred tax liabilities	$ 3,006	$ 3,351